Basis of preparation - Narrative (Details)	6 Months Ended
	Dec. 31, 2025 £ / $ € / $	Dec. 31, 2024 £ / $ € / $	Jun. 30, 2025 € / $ £ / $
Pound Sterling
Disclosure of foreign exchange rates [Line Items]
Weighted average exchange rate used in the translation of income statements | £ / $	0.75	0.78
Exchange rates used to translate assets and liabilities | £ / $	0.74	0.80	0.73
Euro
Disclosure of foreign exchange rates [Line Items]
Weighted average exchange rate used in the translation of income statements | € / $	0.86	0.92
Exchange rates used to translate assets and liabilities | € / $	0.85	0.96	0.85